Consolidated Statements of Income and Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party
Total commissions	$ 311.1	$ 225.3	$ 0.0